Investment in and Advances to Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Other	$ (146)	$ 160
Total	1,237	1,543
Core Pacific Ltd.
Investments in and Advances to Affiliates [Line Items]
Cinemark - Core Pacific, Ltd. (Taiwan) - investment, at cost - 14% interest	$ 1,383	$ 1,383